Summary of Company's Investment in Pre-funded Municipal Bonds and U.S. Agency Debt Securities (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Investments [Line Items]
Amortized Cost		$ 3,666	$ 13,038
Gross Unrealized Gains			16
Gross Unrealized Losses			(3)
Estimated Fair Value		3,666	13,051
Municipal Bonds | maturities less than one year
Schedule of Investments [Line Items]
Amortized Cost	1,563	3,666	10,538
Gross Unrealized Gains	1		10
Gross Unrealized Losses			(3)
Estimated Fair Value	1,564	3,666	10,545
Municipal Bonds | maturities greater than one year
Schedule of Investments [Line Items]
Amortized Cost			2,500
Gross Unrealized Gains			6
Estimated Fair Value			$ 2,506